Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Land use rights, cost		¥ 200,936	¥ 82,680
Less: accumulated amortization		3,474	689
Land use rights, net		197,462	81,991
Amortization expenses for land use rights	$ 430	2,785	689	¥ 0
Land in Zhaoqing City
Land use rights, cost		112,457	¥ 82,680
Land in Tianjing City
Land use rights, cost		37,905
Land in Jianyang City
Land use rights, cost		¥ 50,574